Nature of business and organization	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1– Nature of business and organization

EUDA Health Holdings Limited, which until November 17, 2022 was known as 8i Acquisition 2 Corp. (the “Company”, “EUDA” or “8i”) is a company incorporated on January 21, 2021, under the laws of the British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Initial Business Combination”). The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company’s efforts to identify a prospective target business were not limited to a particular industry or geographic location (excluding China). The Articles of Association prohibited the Company from undertaking the Initial Business Combination with any entity that conducts a majority of its business or is headquartered in China (including Hong Kong and Macau).

On November 17, 2022 (the “Closing Date”), EUDA Health Holdings Limited, a British Virgin Islands business company (formerly known as 8i Acquisition 2 Corp.) (the “Company”), consummated the business combination contemplated by the Share Purchase Agreement (the “SPA”) between 8i Acquisition 2 Corp., a BVI business company (“8i”), EUDA Health Limited, a British Virgin Islands business company (“EHL”), Watermark Developments Limited, a British Virgin Islands business company (“Watermark” or the “Seller”), and Kwong Yeow Liew, dated April 11, 2022 and amended May 30, 2022, June 10, 2022, and September 7, 2022. As contemplated by the SPA, a business combination between 8i and EHL was effected by the purchase by 8i of all of the issued and outstanding shares of EHL from the Seller (the “Share Purchase”), resulting in EHL becoming a wholly owned subsidiary of 8i. In addition, in connection with the consummation of the Share Purchase, 8i has changed its name to “EUDA Health Holdings Limited.”

The Company, through its subsidiaries, operates in two business segments focused on property management services, providing services to shopping malls, office buildings, and residential apartments, and holistic wellness consumer products and services after the discontinuation of its medical service operation in September 2023. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45. Accordingly, assets, liabilities, results of operations, and cash flows related to its medical service practice have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented. The consolidated balance sheets as of December 31, 2024 and 2023 consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows for the years ended December 31, 2024, 2023 and 2022 have been adjusted to reflect this change (see Note 4).

Recent development

Acquisition of Fortress Cove Limited

On May 6, 2024, the Company entered into a share purchase agreement (“Share Purchase Agreement”) with certain persons named therein (the “Share Purchase Agreement”) for the acquisition of all outstanding shares of Fortress Cove Limited (“Fortress Cove”), a British Virgin Islands company which is the sole legal and beneficial owner of the entire share capital of CK Health Plus Sdn Bhd, a Malaysian company (“CK Health”) in the direct sale business of holistic wellness consumer products and services in Malaysia. Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of Fortress Cove for an aggregate consideration of 10,000,000 (“Consideration Shares”) newly issued ordinary shares, valued at approximately $15.0 million based upon the enterprise fair value of CK Health appraised by an independent third-party valuation firm. An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met. The acquisition closed on May 8, 2024 (see Note 5).

On July 1, 2024, Meng Dong Tan, Guohui Zhang, Xin Zhang, Yew Phang Chong, and Yew Yen Chong (the “Surrendering Shareholders”) entered into a share surrender deed with the Company. Under this agreement, the Company determined that the number of Consideration Shares that should have been issued to the Surrendering Shareholders was 8,571,428 in aggregate, based on the $1.75 per share price, which was the closing bid price quoted on Nasdaq on May 7, 2024, the date immediately preceding the completion date. The Surrendering Shareholders agreed to surrender an aggregate of 1,428,572 fully paid Consideration Shares to the Company for no consideration, subject to the terms of the deed.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The accompanying consolidated financial statements reflect the activities of EUDA and each of the following entities:

Name	Background		Ownership
EUDA Health Limited (“EHL”)	●	A British Virgin Islands company	100% owned by EUDA
	●	Incorporated on June 8, 2021
	●	A holding Company
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) (1) (4)	●	A Singapore company	100% owned by EHL
	●	Incorporated on November 9, 2017
	●	Multi-care specialty group offering range of specialty care services to patients.
EUDA Private Limited (“EUDA PL”) (1) (6)	●	A Singapore company	100% owned by EHL
	●	Incorporated on April 13, 2018
	●	A digital health company that provides a platform to serve the healthcare industry
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”) (1) (6)	●	A Vietnam company	100% owned by EUDA PL
	●	Incorporated on May 2, 2019
	●	A Research and Development Company

Singapore Emergency Medical Assistance Private Limited (“SEMA”) (1) (5)	●	A Singapore company	100% owned by EHL
	●	Incorporated March 18, 2019
	●	A holding company
The Good Clinic Private Limited (“TGC”)(1) (2)	● ● ●	A Singapore company Incorporated on April 8, 2020 Medical facility general practice clinic that provides holistic care for various illnesses	100% owned by SEMA
EUDA Doctor Private Limited (“ED PL”) (1) (3)	●	Incorporated March 18, 2019	100% owned by EHL
	●	A holding company
	●	A platform solution for doctors and physicians to find, connect, and collaborate with trusted peers, specialists, and other professionals
	●	Operation has not been commenced
Kent Ridge Hill Private Limited (“KR Hill PL”) (1) (3)	●	A Singapore company	100% owned by EHL
	●	Incorporated on December 1, 2021
	●	A B2B2C pharmaceutical and OTC drugs e-commerce platform to promote its drug products
	●	Operation has not been commenced
Kent Ridge Health Limited (“KRHL”)	●	A British Virgin Islands company	100% owned by EHL
	●	Incorporated on June 8, 2021
	●	A holding company
Zukitech Private Limited (“ZKT PL”) (1) (3)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on June 13, 2019
	●	A holding company
Super Gateway Group Limited (“SGGL”)	●	A British Virgin Islands company	100% owned by KRHL
	●	Incorporated on April 18, 2008
	●	A holding company
Universal Gateway International Pte. Ltd. (“UGI”)	●	A Singapore company	98.3% owned by SGGL
	●	Incorporated on September 30, 2000
	●	Registered capital of RMB 5,000,000
	●	A holding company
Melana International Pte. Ltd. (“Melana”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on September 9, 2000
	●	Property management service that services shopping malls, business office building, or residential apartments

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Name	Background		Ownership
Tri-Global Security Pte. Ltd. (“Tri-Global”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 10, 2000
	●	Property security service that services shopping malls, business office building, or residential apartments
UG Digitech Private Limited (“UGD”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 16, 2001
	●	A holding company
Nosweat Fitness Company Private Limited (“NFC”) (3)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on July 6, 2021
	●	A virtual personal training platform for fitness enthusiasts
	●	Operation has not been commenced
True Cover Private Limited (“TCPL”) (3)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on December 1, 2021
	●	A B2B e-claims healthcare insurance platform
	●	Operation has not been commenced
KR Digital Pte. Ltd. (“KR Digital”) (1) (3)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on December 29, 2021
	●	Development of software and applications
	●	Operation has not been commenced
Zukihealth Sdn. Bhd. (“Zukihealth”) (1) (3)	●	A Malaysian company	100% owned by KR Digital
	●	Incorporated on February 15, 2018
	●	Distribution of health care supplement products
	●	Operation has not been commenced
Euda Health Pte. Ltd. (“EHPL”)	●	A Singapore company
	●	Incorporated on May 26, 2023	100% owned by EHHL
	●	Management consultancy services for healthcare organization
Fortress Cove Limited (“Fortress Cove”)	●	British Virgin Islands company	100% owned by EUDA
	●	Incorporated on November 2, 2023
	●	A holding company
CK Health Plus Sdn Bhd (“CK Health”) (7)	●	A Malaysian company	100% owned by Fortress Cove
	●	Incorporated on November 23, 2023
	●	Direct sale of holistic wellness consumer products and services in Malaysia

(1)	These entities were presented as a discontinued operation in accompanying consolidated financial statements.
(2)	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0.

(3)	On August 28, 2023, these entities were struck off and dissolved.

(4)	On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.

(5)	On January 1, 2024, the Company lost control of SEMA while it was undergoing liquidation. Accordingly, the Company deconsolidated SEMA from its consolidated financial statements effective as of that date.

(6)

On January 1, 2024, the Company lost control of Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated Euda PL and ZKTV PL from its consolidated financial statements effective as of that date.

(7)	On 17 February 2025, EHHL subscribed to 2,157,551 shares and Fortress subscribed to 350,000 shares in CKHP. Subsequently, on 16 April 2025, EHHL subscribed to an additional 2,491,449 shares in CKHP. As of the date of this report, CKHP is owned 93% by EHHL and 7% by Fortress.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)